Income Taxes - Reconciliation of Federal Income Tax Statutory Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal income tax statutory rate	21.00%	35.00%	35.00%
Federal valuation allowance	0.00%	0.00%	0.00%
Income not subject to federal income tax	(21.50%)	(35.00%)	(35.00%)
State taxes	3.10%	2.90%	6.00%
Effective tax rate on income from continuing operations	2.60%	2.90%	6.00%